Note 8 - Fair Value - Main Valuation Techniques Financial Instruments Liabilities - Significant Observable Inputs Used In Fair Value Measurement Of Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 623,814	€ 636,736	€ 676,428
Financial Liabilities Held For Trading [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	57,573
Financial Liabilities Held For Trading [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	269
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	29,945
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	0
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	27,628
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 267
Financial Liabilities Held For Trading [Member] | Interest Rate Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flows Caps/Floors: Black, Hull-White y SABR Bond options: Black Swaptions: Black, Hull-White y LGM Other Interest rate options: Black, Hull-White y LGM Constant Maturity Swaps: SABR
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Beta - Correlation between tenors - interest rates volatility
Financial Liabilities Held For Trading [Member] | Equity Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Future and Equity Forward: Discounted future cash flows Equity Options: Local Volatility, Momentum adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Volatility of volatility - Assets correlation
Financial Liabilities Held For Trading [Member] | Foreign Exchange And Gold Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local Volatility, moments adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Volatility of volatility - Assets correlation
Financial Liabilities Held For Trading [Member] | Credit Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Credit Derivatives: Default model and Gaussian copula
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Financial Liabilities Held For Trading [Member] | Commodities Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Commodities: Momentum adjustment and Discounted cash flows
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Financial Liabilities Held For Trading [Member] | Short Positions [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 0
Financial Liabilities Held For Trading [Member] | Short Positions [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 1
Financial Liabilities Held For Trading [Member] | Short Positions [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Present-value method (Discounted future cash flows)
Main Unobservable Inputs	- Correlation default - Credit spread - Recovery rates - Interest rate yield
Financial assets designated at fair value through profit or loss [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 4,478
Financial assets designated at fair value through profit or loss [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 2,515
Financial assets designated at fair value through profit or loss [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Prepayment rates - Issuer´s credit risk - Current market interest rates
Main Unobservable Inputs	- Prepayment rates - Issuer´s credit risk - Current market interest rates
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 2,454
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Liabilities Line Items
Liabilities	€ 3
Derivatives Hedge accounting [Member] | Interest Rate Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flows Caps/Floors: Black, Hull-White y SABR Bond options: Black Swaptions: Black, Hull-White y LGM Other Interest rate options: Black, Hull-White y LGM Constant Maturity Swaps: SABR
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Beta - Implicit correlations between tenors - interest rates volatility
Derivatives Hedge accounting [Member] | Equity Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Future and Equity Forward: Discounted future cash flows Equity Options: Local Volatility, Momentum adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Derivatives Hedge accounting [Member] | Foreign Exchange And Gold Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local Volatility, moments adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Derivatives Hedge accounting [Member] | Credit Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Credit Derivatives: Default model and Gaussian copula
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Derivatives Hedge accounting [Member] | Commodities Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Liabilities Line Items
Valuation Tecnniques	Commodities: Momentum adjustment and Discounted cash flows
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations